Santander Group - Sale of Banco Popular real estate business (Details) - EUR (€) € in Millions	Mar. 22, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Investments		€ 7,622	€ 8,772	€ 7,588	€ 6,150
Banco Popular Real Estate Business
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)	49.00%
Contributed assets	€ 10,000
Portion financed with debt, as a percent	70.00%
Aliseda Servicios De Gestion Inmobiliaria SL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
Blackstone Fund | Banco Popular Real Estate Business
Disclosure of detailed information about business combination [line items]
Investments	€ 1,701